Related Party Transactions	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related party transactions

Amount due from related parties

As of April 30, 2026 and October 31,2025, amount due from related parties consisted of the following:

	April 30, 2026	October 31, 2025
Xiaozhong Lin(1)	$109,403	$36,815
Xuefen Zhang(2)	267,010	-
Total	$376,413	$36,815

(1)	Xiaozhong Lin, Chairman and CEO of the Company

(2)	Xuefen Zhang, director and Chief Operating Officer of the Company

The balance of due from Xiaozhong Lin and Xuefen Zhang are the advances provided by the Company for daily operating use.